Submission	Jul. 09, 2024
Submission [Line Items]
Central Index Key	0001675033
Registrant Name	GREAT ELM CAPITAL CORP.
Registration File Number	333-261274
Form Type	N-2
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES